BASIC AND DILUTED NET LOSS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
Basic and diluted net loss per share attributable to common stockholders was calculated as follows:

	Year ended December 31,
	2021	2020	2019
Numerator:
Net loss	(11,472)	(812)	(7,334)
Accretion of preferred stocks to redemption value	(77,063)	(7,297)	(2,007)
Net loss attributable to common stockholders - basic and diluted	$(88,535)	$(8,109)	$(9,341)
Denominator:
Weighted-average number of stocks used in computing net loss per stock attributable to common stockholders	26,745,020	16,028,560	15,886,958
Net loss per stock attributable to common stockholders – basic and diluted	$(3.31)	$(0.51)	$(0.59)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
The Company excluded the following potential common shares, presented based on amounts outstanding at each period end, from the computation of diluted net loss per share attributable to common stockholders for the periods indicated because including them would have had an anti-dilutive effect:

	Year ended December 31,
	2021	2020	2019
Preferred stocks	—	73,690,340	73,690,340
Options outstanding	11,302,275	13,204,528	9,953,958
Warrants outstanding	10,222,500	680,271	680,271